Equity1	3 Months Ended
Jun. 30, 2011
Stockholders' Equity Note1 [Abstract]
Stockholders' Equity Note Disclosure1 [Text Block]

Note 3. Stockholders’ Equity

Preferred Stock - Our board of directors has the authority to designate and issue up to 5,000,000 shares of $0.001 par value preferred stock in one or more series, and to fix and determine the relative economic rights and preferences of preferred shares any or all of which may be greater than the rights of our common stock, as well as the authority to issue such shares without further stockholder approval. As a result, our Board of Directors could authorize the issuance of a series of preferred stock that would grant to holders preferred rights to our assets upon liquidation, the right to receive dividends before dividends are declared to holders of our common stock, and the right to the redemption of such preferred shares, together with a premium, prior to the redemption of the common stock. Preferred stock is designated 2,500,000 shares to Series A and 1,000,000 to Series B.

In February 2011, we issued 2,312,727 shares of Series A Preferred Stock (“Series A”) at a purchase price of $0.055 per share for net proceeds of $127,200 to an investor under a Series A Securities Purchase Agreement. The Series A has no redemption rights. In addition, the Series A is convertible, at the discretion of our management, into 9,472,340 shares of our common stock. In addition, the holder of Series A preferred stock was authorized to vote together as a single class with the holders of our common stock with respect to the proposal to increase the authorized shares of our common stock filed as a preliminary consent solicitation with the SEC in February 2011. The Series A preferred stock holder was entitled to forty votes for each share of Series A with respect to such proposal.

In February 2011, we filed with the State of Nevada certificates of withdrawal for 4,996,500 and 3,500 shares of our preferred stock previously designated to Series A and Series B, respectively. Also in February, we filed a certificate of designation for 2,500,000 shares of Series A preferred stock.

In July 2011 we filed a certificate of designation for 1,000,000 shares of Series B preferred stock.( the “Series B”). Each share of Series B is entitled to interest at a simple interest rate of 6% per annum. The Series B is convertible, at the discretion of our management, into shares of our common stock, except that the holders of the Series B may elect to covert the Series B into Common Stock upon or after the resignation or termination of our CEO, Gerard C. D’Couto. The number of shares of Common Stock to be issued upon a conversion is calculated by (i) multiplying the number of Series B Preferred Stock being converted by the per share purchase price received by the Company for such Series B Preferred Stock, and then, multiplying such number by 130% and then dividing this calculated value by the average closing bid price of the Common Stock during the five (5) Trading Days prior to the date a notice to convert the Series A Preferred Stock into the Company’s Common Stock is delivered to the Company “Trading Day” means a day on which the OTCBB (or any of its successors) is open for trading, or by (ii) first, allocating the Series B proportionately according to the amounts by date of individual cash tranches received by the Company then, second, multiplying the number of Series B Preferred Stock being converted, identified by tranche, by the per share purchase price received by the Company for such Series B Preferred Stock, and then, multiplying such number or numbers by 130% and, finally, dividing the calculated value(s) by the average closing bid price of the Common Stock during the five (5) Trading Days prior to the date of the associated tranche or tranches. The holders of the Series B re entitled to vote with the Company’s Common Stock with the number of votes equal to the number of common shares available by conversion to the holders of the Series B. We have the right to redeem the Series B in cash at the face amount plus any accrued, but unpaid dividends.

During the nine months ended June 30, 2011, we received $304,500 from Summit in advances toward equity purchases. We have recorded these advances as a liability as of June 30, 2011 which are included in Advances on Stock Subscriptions on the condensed consolidated balance sheet. In July 2011, we issued, under a Series B Preferred Stock Purchase Agreement, 322,904 shares of Series B to Summit at a price of $1.00 per share for the $304,500 advanced to us plus $18,404 as payment of debt we owed to Summit.

Common Stock - We are authorized to issue up to 500 million shares of $0.001 par value common stock. Holders of our common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the holders of our common stock. Subject to the rights of the holders of any class of our capital stock having any preference or priority over our common stock, the holders of shares of our common stock are entitled to receive dividends that are declared by our board of directors out of legally available funds. In the event of our liquidation, dissolution or winding up, the holders of our common stock are entitled to share ratably in our net assets remaining after payment of liabilities, subject to prior rights of preferred stock, if any, then outstanding. Our common stock has no preemptive rights, conversion rights, redemption rights, or sinking fund provisions, and there are no dividends in arrears or in default. All shares of our common stock have equal distribution, liquidation and voting rights and have no preferences or exchange rights.

In February 2011, we filed with the Securities and Exchange Commission a preliminary consent solicitation to increase our authorized common stock from 80 million to 500 million shares. The final result of the vote regarding the authorized common stock increase was as follows:

  125,123,289 votes consenting to the authorized common stock increase proposal;
  9,930,338 votes withholding consent to the authorized common stock increase proposal; and
  286,392 votes abstaining.

The votes consenting to the authorized common stock increase equaled 73% of the voting power authorized to vote on the proposal. Accordingly, we filed the certificate of amendment to increase our authorized common stock from 80 million shares to 500 million shares of common stock on March 2, 2011, at which time approximately 54% of the Company’s voting power authorized to vote on the authorized common stock increase proposal had consented to such proposal.

During the three months ended June 30, 2011, $185,000 of the Amended Notes (see Note 3) were converted into 22,032,914 shares of our common stock valued at $395,000. This resulted in a loss on extinguishment of debt of $210,000 which was recorded in the three and nine months ended June 30, 2011.

During the nine months ended June 30, 2011, we issued a total of 33,830,000 shares of our common stock, valued at $618,000, to Summit and other investors in payment for certain of our outstanding debt balances purchased by the investors. The total face value of debt converted to common stock consisted of short-term notes payable of $139,000 and $168,000 of vendor accounts payable. This resulted in a loss on extinguishment of debt of $311,000 which was recorded in the nine months ended June 30, 2011.

In October 2010 and January 2011, the Investors foreclosed on an additional 1,600,000 and 3,897,694 shares, respectively, and valued at $61,000 and $43,000, respectively. These amounts have been applied against the principal of the Notes (Note 2.)

In November 2010, we issued 2,000,000 shares of our common stock to an advisor, valued at $92,000, for investment and public relations services.

Southridge Partners II, LP - On March 31, 2011, we entered into an Equity Purchase Agreement (the “Equity Purchase Agreement”) with Southridge Partners II, LP (“Southridge”), a limited partnership organized and existing under the laws of the State of Delaware. Pursuant to the Equity Purchase Agreement, Southridge shall commit to purchase up to ten million dollars ($10,000,000) of our common stock over the course of twenty four (24) months commencing the effective date of the initial Registration Statement (as defined below) covering the Registrable Securities (as defined below). The put option price is ninety-four percent (94%) of the average of the two lowest closing bid prices of any two applicable trading days, consecutive or inconsecutive, during the five (5) trading day period commencing the date that a put notice is delivered to the Investor in a manner provided by the Equity Purchase Agreement. Although issuing shares of our Common Stock under the Equity Purchase Agreement could potentially cause shares to be issued above the number legally authorized, the risk of doing so would be mitigated since all put notices would be issued at our sole discretion.

The “Registrable Securities” include the put shares, any Blackout Shares (as defined in the Equity Purchase Agreement), and any securities issued or issuable with respect to any of the foregoing by way of exchange, stock dividend, or stock split or in connection with a combination of shares, recapitalization, merger, consolidation, or other reorganization or otherwise. Pursuant to a Registration Rights Agreement entered into by the parties on March 31, 2011 (the “Registration Rights Agreement”), we are obligated to file a registration statement (the “Registration Statement”) with the United States Securities and Exchange Commission (the “SEC”) to cover the Registrable Securities no later than thirty (30) days after the execution of the Equity Purchase Agreement. The amount of the Registrable Securities required to be included in the initial Registration Statement shall be no less than 100% of the maximum amount of common stock permitted by the SEC to be included in a Registration Statement pursuant to Rule 415 (the “Rule 415 Amount”) promulgated under the Securities Act of 1933, as amended (the “Act”), and shall file additional Registration Statement(s) to register additional Rule 415 Amounts until all the Registrable Securities are registered. As of June 30, 2011, no shares have been issued under this Equity Purchase Agreement.

Long Term Incentive Compensation Plan – Our Long Term Incentive Compensation Plan ("the Plan") was adopted in 2006 and amended in 2008. The Plan is to continue for a term of ten years from the date of its adoption. The Plan is administered by our board of directors. In October of 2010, our board of directors amended the plan to increase the authorized shares issuable under the Plan from 6,000,000 to 16,000,000. In April of 2011, our board of directors approved an amendment to the Plan to include consultants as plan participants and to increase the shares authorized under the plan from 16,000,000 to 25,000,000. Our stockholders have not yet approved the amendments. We have granted stock options under the plan to employees, members of our board of directors, and advisors and consultants. No options have been exercised. Options are exercisable for ten years from date of grant. The following table summarizes stock option activity during the nine months ended June 30, 2011:

		Weighted
		Average
	Options	Exercise
	Outstanding	Price
Outstanding at September 30, 2010 (3,113,115 exercisable options)	3,936,760	$0.120
Grants	17,552,358	0.015
Forfeitures	(187,169)	1.280
Cancellations	(19,406)	0.080
Exercised	-	-
Outstanding at June 30, 2011 (17,558,568 exercisable options)	21,282,543	$0.030

The weighted average remaining contractual lives of outstanding options at June 30, 2011 was 9.5 years. For exercisable options as of June 30, 2011, the weighted average contractual term was 9.5 years.

As of June 30, 2011, we had approximately $78,000 of total unrecognized compensation cost related to non-vested stock-based awards granted under all equity compensation plans. Total unrecognized compensation cost will be adjusted for future changes in estimated forfeitures. We expect to recognize this cost in 2011 and 2012.

As of June 30, 2011, the aggregate intrinsic value of options outstanding, representing the excess of the closing market price of our common stock over the exercise price, is $11,000.

We determine the value of share-based compensation using the Black-Scholes fair value option-pricing model with the following weighted average assumptions for options granted during the three and nine months ended June 30, 2011:

	Three Months Ended June 30,		Nine Months Ended June 30,
	2011	2010	2011	2010
Risk free interest rate	2.2	2.2	1.9	2.2
Expected dividend yield	-	-	-	-
Volatility	209.3	225.9	211.8	226.0
Expected life in years	5.0	5.0	5.0	5.0

Share-based payments recognized as expense are as follows:

	Three Months Ended June 30,		Nine Months Ended June 30,
	2011	2010	2011	2010
Common stock options	$127,304	$103,508	$350,517	$214,822
Common stock purchase warrants	49,926	41,374	81,891	143,513
Issuance of common stock	-	12,500	92,000	1,992,970

Total share based payments	$177,230	$157,382	$524,408	$2,351,305
Total share based payments were recorded as follows
Research and development expense	2,868	29,225	10,958	29,225
General and administrative expense	174,362	128,157	513,450	2,322,080
	$177,230	$157,382	$524,408	$2,351,305

In November 2010 and April 2011, we issued to employees an aggregate of 7,440,000 and 10,112,358 options, respectively, having an exercise price of $0.023 and $0.0089 per share, respectively, which was equal to the fair value of our common stock on the dates of grant.

Warrants – At June 30, 2011, there were warrants outstanding for the purchase of approximately 5,481,119 shares of our common stock at a weighted average exercise price of $2.7 per share. 142,189 and 426,689 warrants expired during the three and nine months ended June 30, 2011, respectively. Warrants outstanding at June 30, 2011 expire at various dates from December 2011 to June 2021.

Employee Stock Purchase Plan - In 2008, we adopted an Employee Stock Purchase Plan, under which the number of shares of common stock that may be sold shall not exceed, in the aggregate, 900,000 shares. No shares have been purchased under this plan.